Description of Business and Summary of Significant Accounting Policies - Decreases to the Company’s Results of Operations and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Operating income	217	192	368	412	287
Net income	$ 166	$ 157	$ 276	$ 309	$ 238
Basic earnings per share attributable to stockholder of UL Solutions (in dollars per share)	$ 0.79	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Diluted earnings per share attributable to stockholder of UL Solutions (in dollars per share)	$ 0.78	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Operating Segments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue			$ 2,678	$ 2,520	$ 2,517
Operating income			368	412	287
Operating Segments | Industrial
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 609	$ 562	1,146	1,044	1,051
Operating income	160	154	308	286	244
Operating Segments | Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	608	584	1,172	1,128	1,138
Operating income	$ 55	$ 36	$ 45	101	$ 50
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue				23
Operating income				23
Net income				$ 21
Basic earnings per share attributable to stockholder of UL Solutions (in dollars per share)				$ 0.11
Diluted earnings per share attributable to stockholder of UL Solutions (in dollars per share)				$ 0.11
Revision of Prior Period, Accounting Standards Update, Adjustment | Operating Segments | Industrial
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue				$ 14
Operating income				14
Revision of Prior Period, Accounting Standards Update, Adjustment | Operating Segments | Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue				9
Operating income				$ 9